Document and Entity Information	Sep. 29, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2021
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Aug. 28, 2021
MainStay MacKay Intermediate Tax Free Bond Fund | Class R6
Prospectus:
Trading Symbol	MTFHX
MainStay MacKay Intermediate Tax Free Bond Fund | Investor Class
Prospectus:
Trading Symbol	MTFEX
MainStay MacKay Intermediate Tax Free Bond Fund | Class A
Prospectus:
Trading Symbol	MTFDX
MainStay MacKay Intermediate Tax Free Bond Fund | Class I
Prospectus:
Trading Symbol	MTFGX
MainStay MacKay Intermediate Tax Free Bond Fund | Class C
Prospectus:
Trading Symbol	MTFFX